Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable

Accounts receivable and the allowance for expected credit losses consisted of the following:

	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited）
Accounts receivable	11,975	19,963	2,786
Less: allowance for expected credit losses	(1,601)	(1,607)	(224)
	10,374	18,356	2,562

Schedule of Movement of allowance of Expected Credit Loss

The movement of allowance of expected credit loss was as follows:

	December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited)
At the beginning of the year	(37)	(1,601)	(223)
Additions	(1,564)	(6)	(1)
At the end of the period	(1,601)	(1,607)	(224)